ENTITIES IN THE GROUP - Schedule of interest in legal entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Entities [Line Items]
Profit and loss from continuing operations		$ (42,089)		$ 88,114	$ 166,022
Other comprehensive income	[1]	16,905	[2]	(8,811)	(11,661)
Total comprehensive income		$ (25,184)		$ 79,303	$ 154,361
Long Range 2 A/S
Disclosure Of Entities [Line Items]
Country		Denmark
% Control		50.00%
Long Range 2 A/S | Long Range 2 A/S
Disclosure Of Entities [Line Items]
Profit and loss from continuing operations		$ 0
Other comprehensive income		0
Total comprehensive income		$ 0
LR2 Management K/S
Disclosure Of Entities [Line Items]
Country		Denmark
% Control		50.00%
LR2 Management K/S | LR2 Management K/S
Disclosure Of Entities [Line Items]
Profit and loss from continuing operations		$ 0
Other comprehensive income		0
Total comprehensive income		$ 0
Marine Exhaust Technology Ltd.
Disclosure Of Entities [Line Items]
Country		Hong Kong
% Control		28.00%
Marine Exhaust Technology Ltd. | Marine Exhaust Technology Ltd.
Disclosure Of Entities [Line Items]
Profit and loss from continuing operations		$ 0
Other comprehensive income		0
Total comprehensive income		$ 0

[1]	No income tax was incurred relating to other comprehensive income/(loss) items.
[2]	Please refer to "Consolidated Statement of Comprehensive Income".